Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15.	RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company had transactions with during the six months ended March 31, 2022 and 2023:

Name		Relationship
(a)	Huiyan Xie	General manager and non-controlling shareholder of Dilang
(b)	Shuang Wu	Chief Operating Officer and a significant shareholder of the Company
(c)	Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(d)	Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(e)	Feng Xiao	Non-controlling shareholder of Changzhou Higgs
(f)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(g)	Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(h)	Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(i)	Beijing Weiqi Technology Co., Ltd.	Wholly owned by Huiyan Xie, the general manager and non-controlling shareholder of Dilang
(j)	Shenzhen Star Cycling Network Technology Co., Ltd.	Equity investments with 42% share holding
(k)	Nanjing Mingfeng Technology Co.,Ltd.	Equity investments with 30% share holding
(l)	Shandong Xingneng'an New Energy Technology Co., Ltd.	Equity investments with 25% share holding
(m)	Jiangsu Youdi Technology Co., Ltd.	Equity investments with 29% share holding

Amount due from related parties

As of September 30, 2022 and March 31, 2023, amount due from related parties consisted of the following:

	2022	2023
	(audited)
Shandong Xingneng'an New Energy Technology Co., Ltd. (l)(1)&(2)	$3,829,335	$3,530,483
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (f)(1)	3,445,715	2,873,972
Shenzhen Star Cycling Network Technology Co., Ltd. (j)(1)&(2)	1,072,945	670,580
Jiangsu Youdi Technology Co., Ltd. (m)(1)&(2)	372,733	389,469
Jiangsu Xinzhongtian Suye Co., Ltd. (g)(1)	452,048	273,504
Beijing Weiqi Technology Co., Ltd. (i)(4)	26,715	27,671
Jianhui Ye (d)(3)	4,742	1,084
Shuang Wu (b)(3)	214,441	-
Amount due from related parties	$9,418,674	$7,766,763

(1)	The balance mainly is prepayments for purchasing e-bicycle gears and e-bicycles.
(2)	The balance mainly is loans with annual interest as stated in contracts to associates.
(3)	The balance mainly is advances made to the managements for the Company’s daily operational purposes.
(4)	The balance represented the receivable generated from the sales of e-bicycles.

Amount due to related parties

As of September 30, 2022 and March 31, 2023, amount due to related parties consisted of the following:

	2022	2023
	(audited)
Huiyan Xie (a)(1)	$477,335	$1,065,183
Shuang Wu (b)(1)	-	116,539
Feng Xiao (e)(1)	-	141,664
Nanjing Mingfeng Technology Co., Ltd. (k)(2)	82,717	75,460
Yan Fang (c)(1)	30,672	66,323
Shenzhen Star Asset Management Co., Ltd. (h)(2)	914	946
Amount due to related parties	$591,638	$1,466,115

(1)	The balances mainly are the expenses paid on behalf of the Company for daily operations.
(2)	The balances are the payable for purchasing e-bicycles.

Related parties transactions

For the six months ended March 31, 2022 and 2023, the Company had the following related party transactions:

Related parties	Nature	2022	2023
Shandong Xingneng’an New Energy Technology Co., Ltd (l)	Purchase of e-bicycles from a related party	$(2,355,010)	$-
Shandong Xingneng’an New Energy Technology Co., Ltd (l)	Loan to a related party	1,570,007	1,564,771
Shandong Xingneng’an New Energy Technology Co., Ltd (l)	Collection of loan to a related party	-	(1,089,434)
Shandong Xingneng’an New Energy Technology Co., Ltd (l)	Sales of battery pack to a related party	298	-
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (f)	Purchase of e-bicycles from a related party	(1,597,467)	-
Jiangsu Xinzhongtian Suye Co., Ltd. (g)	Purchase of e-bicycles from a related party	(287,501)	-
Shenzhen Star Cycling Network Technology Co., Ltd.(j)	Loan to a related party	157,001	4,300
Shenzhen Star Cycling Network Technology Co., Ltd.(j)	Collection of loan to a related party	-	(451,542)
Nanjing Mingfeng Technology Co., Ltd.(k)	Loan to a related party	314,001	-
Nanjing Mingfeng Technology Co., Ltd.(k)	Collection of loan to a related party	(549,502)	-
Shuang Wu (b)	Loan from a shareholder	-	(420,067)
Shuang Wu (b)	Repayment of a loan from a related party	-	89,592
Yan Fang (c)	Loan from a shareholder	-	(64,621)
Yan Fang (c)	Repayment of a loan from a related party	-	33,286
Huiyan Xie (a)	Loan from a related party	-	(568,369)
Huiyan Xie (a)	Repayment of a loan from a related party	-	7,299